Deferred income tax (Schedule of Gross Movement on the Deferred Income Tax Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income tax [Abstract]
Deferred income tax at January 1	$ 16,084	$ 16,992
Acquisitions	4,071
Currency translation differences	(3,241)	(517)
Income statement (charge) credit	(5,936)	(391)
Deferred tax at 31 December	$ 10,978	$ 16,084